Structured Entities and Derecognition of Financial Assets - Schedule of Carrying Amount and Fair Value of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	$ 50,207	$ 49,702
Associated liabilities, carrying amount	50,448	50,261
Fair value	50,060	49,611
Associated liabilities, fair value	50,564	50,492
Residential mortgage securitizations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	18,433	19,948
Fair value	18,286	19,857
Securities held by counterparties as collateral under repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	10,482	10,391
Fair value	10,482	10,391
Securities lent for cash collateral [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	15	72
Fair value	15	72
Securities lent for securities collateral [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	21,277	19,291
Fair value	$ 21,277	$ 19,291